Simplify Gold Strategy PLUS Income ETF
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 58.6%
Money Market Funds – 58.6%
Simplify Government Money Market ETF(a)(b)
(Cost $25,954,798) ...................................................... 259,200 $ 25,940,736
Principal
U.S. Treasury Bills – 39.1%
U.S. Treasury Bill, 4.31%, 10/28/2025 (b)(c) .................................... $ 3,400,000 3,389,698
U.S. Treasury Bill, 4.18%, 11/13/2025 (c) ....................................... 4,500,000 4,478,473
U.S. Treasury Bill, 4.01%, 12/4/2025 (c) ........................................ 1,000,000 993,076
U.S. Treasury Bill, 3.99%, 12/11/2025 (b)(c) .................................... 8,200,000 8,137,898
U.S. Treasury Bill, 3.96%, 12/26/2025 (c) ....................................... 300,000 297,241
Total U.S. Treasury Bills (Cost $17,294,421) ........................................ 17,296,386
Number of
Contracts Notional Amount
Purchased Options – 0.8%
Calls – Exchange-Traded – 0.6%
S&P 500 Index, October Strike Price $6,775, Expires 10/02/25 ........... 62 42,005,000 465
S&P 500 Index, October Strike Price $6,670, Expires 10/06/25 ........... 14 9,338,000 58,100
S&P 500 Index, October Strike Price $6,790, Expires 10/07/25 ........... 34 23,086,000 5,865
S&P 500 Index, October Strike Price $6,690, Expires 10/08/25 ........... 14 9,366,000 58,100
S&P 500 Index, October Strike Price $6,725, Expires 10/10/25(d) ......... 15 10,087,500 48,675
S&P 500 Index, October Strike Price $6,725, Expires 10/17/25 ........... 20 13,450,000 107,800
279,005
Puts – Exchange-Traded – 0.2%
Nasdaq 100 Index, October Strike Price $22,550, Expires 10/10/25(d) ...... 4 9,020,000 4,800
Russell 2000 Index, October Strike Price $2,240, Expires 10/08/25(d) ...... 46 10,304,000 3,910
Russell 2000 Index, October Strike Price $2,215, Expires 10/10/25(d) ...... 45 9,967,500 4,950
Russell 2000 Index, October Strike Price $2,230, Expires 10/10/25(d) ...... 45 10,035,000 5,400
S&P 500 Index, October Strike Price $6,360, Expires 10/06/25 ........... 71 45,156,000 10,472
S&P 500 Index, October Strike Price $6,400, Expires 10/07/25 ........... 49 31,360,000 12,863
S&P 500 Index, October Strike Price $6,350, Expires 10/09/25 ........... 80 50,800,000 28,000
S&P 500 Index, October Strike Price $6,100, Expires 10/10/25(d) ......... 14 8,540,000 3,150
S&P 500 Index, October Strike Price $6,140, Expires 10/10/25(d) ......... 14 8,596,000 3,500
SPDR Gold Shares, October Strike Price $324, Expires 10/10/25(d) ....... 452 14,644,800 5,424
SPDR Gold Shares, October Strike Price $328, Expires 10/10/25(d) ....... 456 14,956,800 7,524
89,993
Total Purchased Options (Cost $463,296) ............................................ 368,998
Total Investments – 98.5%
(Cost $43,712,515) ............................................................ $ 43,606,120
Other Assets in Excess of Liabilities – 1.5% ........................................... 650,014
Net Assets – 100.0% ............................................................ $ 44,256,134

Simplify Gold Strategy PLUS Income ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Value
Number of
Contracts Notional Amount
Written Options – (0.3)%
Puts – Exchange-Traded – (0.3)%
Nasdaq 100 Index, October Strike Price $23,550, Expires 10/10/25 ........ (4) $ (9,420,000) $ (15,420)
Russell 2000 Index, October Strike Price $2,340, Expires 10/08/25 ........ (46) (10,764,000) (14,260)
Russell 2000 Index, October Strike Price $2,315, Expires 10/10/25 ........ (45) (10,417,500) (14,175)
Russell 2000 Index, October Strike Price $2,330, Expires 10/10/25 ........ (45) (10,485,000) (18,450)
S&P 500 Index, October Strike Price $6,400, Expires 10/10/25 ........... (14) (8,960,000) (9,240)
S&P 500 Index, October Strike Price $6,440, Expires 10/10/25 ........... (14) (9,016,000) (11,410)
SPDR Gold Shares, October Strike Price $334, Expires 10/10/25 ......... (452) (15,096,800) (12,656)
SPDR Gold Shares, October Strike Price $338, Expires 10/10/25 ......... (456) (15,412,800) (20,748)
(116,359)
Total Written Options (Premiums Received $179,082) ................................... $ (116,359)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(b) Securities with an aggregate market value of $21,799,245 have been pledged as collateral for options as of September 30, 2025.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Held in connection with Written Options.
At September 30, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Gold 100 OZ Future .......................... 170 $ 65,844,400 12/29/25 $ 1,526,920
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 58.6%
U.S. Treasury Bills ............................................................................. 39.1%
Purchased Options ............................................................................ 0.8%
Total Investments ............................................................................. 98.5%
Other Assets in Excess of Liabilities ............................................................... 1.5%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.